CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 66,327	$ 49,218
Restricted cash and short-term investments	30,900	24,512
Trade accounts receivable	0	173
Other receivables, prepaid expenses and accrued income	4,336	2,626
Amounts due from related parties	3,883	3,235
Inventories	1,924	1,074
Total current assets	107,370	80,838
Long-term assets
Restricted cash	190,523	185,270
Vessels and equipment, net	707,147	662,021
Vessels under capital leases, net	485,632	501,903
Deferred charges	15,023	7,742
Other non-current assets	5,279	39
Total assets	1,510,974	1,437,813
Current liabilities
Current portion of long-term debt	64,822	49,906
Current portion of obligations under capital leases	5,837	5,909
Trade accounts payable	3,407	790
Accrued expenses	26,530	12,448
Other current liabilities	64,692	70,216
Amounts due to related parties	4,429	0
Total current liabilities	169,717	139,269
Long-term liabilities
Long-term debt	639,697	350,668
Long-term debt due to related parties	34,953	222,310
Obligations under capital leases	406,534	399,934
Tax benefit on intra-group transfers of long-term assets	18,529	27,599
Total liabilities	1,269,430	1,139,780
Commitments and contingencies (See Note 26)
Equity
Owner's and Dropdown Predecessor Equity	0	208,069
Partners' capital:
Common unitholders	169,515	30,163
Subordinated unitholders	3,713	369
General partner interest	5,447	1,537
Total Partners' capital	178,675	32,069
Accumulated other comprehensive (loss) income	(8,989)	(5,039)
Total equity before non-controlling interest	169,686	27,030
Non-controlling interest	71,858	62,934
Total equity	241,544	298,033
Total liabilities and equity	$ 1,510,974	$ 1,437,813